Result of the Year - Summary of Amounts Recognized as Share-based Compensation (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total share-based compensation expense recognized	kr 27,258	kr 2,405	kr 2,145
License Agreement with KLSDC and UCL
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total share-based compensation expense recognized	28,105	2,549	2,145
License Agreement with KLSDC and UCL | Share-based Compensation Included in R&D
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total share-based compensation expense recognized	7,260	635	719
License Agreement with KLSDC and UCL | Share-based Compensation Included in G&A
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total share-based compensation expense recognized	kr 20,845	kr 1,914	kr 1,426